Investments in Non-Controlled Entities (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Unamortized Excess Investment Net	$ 33.9	$ 34.8